Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
5.         Earnings (Loss) Per Share

Basic earnings per share is computed by dividing income available to common shareholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) for the period. Diluted earnings per share are computed by assuming that any dilutive convertible securities outstanding were converted, with related preferred stock dividend requirements and outstanding common shares adjusted accordingly. It also assumes that outstanding common shares were increased by shares issuable upon exercise of those stock options for which the market price exceed the exercise prices, less shares which could have been purchased by us with the related proceeds. In periods of losses, diluted loss per share is computed on the same basis as basic loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.

If the Company had generated earnings during the nine months ended September 30, 2013 and 2012, the Company would have added 5,332,532 and 517,617 respectively, of common equivalent shares to the weighted average shares outstanding to compute the diluted weighted average shares outstanding.

Note 6 Earnings/Loss Per Share

Basic earnings per share is computed by dividing income available to common shareholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) for the period. Diluted earnings per share are computed by assuming that any dilutive convertible securities outstanding were converted, with related preferred stock dividend requirements and outstanding common shares adjusted accordingly. It also assumes that outstanding common shares were increased by shares issuable upon exercise of those stock options for which market price exceeds the exercise price, less shares which could have been purchased by us with the related proceeds. In periods of losses, diluted loss per share is computed on the same basis as basic loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.

Had the Company recorded income applicable to common shareholders for the periods ended December 31, 2012 and 2011 weighted-average number of common shares outstanding would have increased by 161,219, and 1,519,892 respectively, for the fiscal years, reflecting no change to dilutive securities in the calculation of diluted earnings per share.